EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2015
EQUITY INVESTMENTS

NOTE 15. EQUITY INVESTMENTS

Equity investments consist of the following:

	December 31
(in US$ thousands)	2014	2015
Investments accounted for under the equity method	$5,781	$4,524

Our Company’s investments accounted for under the equity method primarily consist of the following: (a) from July 2012 to May 2013, a 20 percent equity interest investment in Infocomm Asia Holdings Pte Ltd. (“IAHGames”), an online game operator, publisher and distributor in Southeast Asia (See Note 5 “Divestitures”, for additional information); (b) an 17.65 percent equity interest investment in East Gate Media Contents & Technology Fund (“East Gate”), a Korean Fund Limited Partnership that invests in online game businesses and films; and (c) a 22.86 percent equity interest investment in Double2 Network Technology Co., Ltd. (“Double2”), a Taiwanese company that mainly engaged in development of causal gaming software.

In July 2012, we entered into agreements to sell a 60 percent ownership in IAHGames to IAHGames’ management and Management Capital International Limited (“MCIL”), a British Virgin Islands company owned by IAHGames’ management. As we only retained a 20 percent ownership in IAHGames, upon the closing of the agreements, we deconsolidated the results of IAHGames’ operations and began accounting for our remaining 20 percent interest under the equity method up to May 2013 when we sold the remaining interest in IAHGames to IAHGames’ management and MCIL. (See Note 5, “Divestitures” for additional information.)

East Gate

Our Company has an 17.65 percent interest in East Gate, a Korean fund partnership. We account for our investment in this limited partnership under the equity method accounting since we have the ability to exercise significant influence over partnership operating and financial policies based on the terms of the partnership agreement.

East Gate is considered an investment company that primarily invests in: (1) Equity securities of small, medium-sized companies or venture companies, mainly Korean game companies, and (2) funding for specific projects, mainly Korean films, of an entrepreneur or venture company in return for the rights to a future revenue stream from the income generated by the entrepreneur or venture company from the film and related products.

Summarized U.S. GAAP financial information of East Gate as of December 31, 2014 and 2015, and for the years ended December 31, 2013, 2014 and 2015 is presented below (in US$ thousands):

	2014	2015
Investments and other related assets	$25,567	$21,833
Other assets	4,365	3,212

Total assets	$29,932	$25,045

Total liabilities	$533	$478

Total net assets of the fund	$29,399	$24,567

	2013	2014	2015
Investment and related income	$10,735	$8,351	$5,419
Impairment loss	—	(480)	—
Other costs and expenses	(7,755)	(10,642)	(8,219)

Net income (loss)	$2,980	$(2,771)	$(2,800)